Subsequent Events	9 Months Ended
May 31, 2016
Notes
Subsequent Events

NOTE 14 – Subsequent Events

Management has reviewed and evaluated subsequent events and transactions occurring after the balance sheet date, May 31, 2016, through the filing of this Quarterly Report on Form 10-Q on June 27, 2016, 2016, and determined that only the following additional subsequent event has occurred:

Equity Purchase Agreement—

From June 1, 2016, to present, the Company authorized 2,386,407 shares of common stock to be issued for $50,000 pursuant to an Equity Purchase Agreement.